Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Share-Based Compensation

17.Share-Based Compensation

On June 1, 2017, the Board of Directors of Beijing Quhuo approved the 2017 Share Plan (the “2017 Plan”) for the purpose of providing incentives and rewards to the Company’s senior management, employees and consultants. Under the 2017 Plan, the Company reserved 19.55% of its equity interests.

On August 23, 2019, the Company’s shareholders and Board of Directors approved the 2019 Share Incentive Plan (the “2019 Plan”) which replaced the Company’s 2017 Plan. Under the 2019 Plan, the Company reserved in aggregate 9,502,550 ordinary shares, representing 19.55% equity interest of the Company, to its share-based payment trust to hold options to be awarded to the Company for the purposes of providing incentives and rewards to the Company’s senior management, employees, and other individuals. On August 23, 2019, the Company granted 3,396,372 options, 2,382,344 options, and 583,277 options under the 2019 Plan to employees, non-employees, and the former shareholders as part of the purchase consideration for the business acquisition completed in previous year, respectively. Upon adoption of the 2019 Plan, the vesting terms were modified such that substantially all of the outstanding options would not be exercisable until the completion of the Company’s IPO. The modification was a probable-to-improbable modification as IPO constituted a performance condition that was not considered probable until the IPO completion date. As such, no incremental fair value was recognized unless and until the modified condition becomes probable. The award’s original grant-date fair value is recognized as an expense, over the requisite service period, regardless of whether the modified conditions are satisfied. The performance condition became probable upon the IPO completion date, whereupon the Company recognized incremental share-based compensation amounting of RMB63,574 (US$9,743). As of December 31, 2021, the former shareholders exercised all the 583,277 options under the 2019 Plan.

The options granted to employees under the 2017 Plan are accounted for as equity awards and contain service vesting conditions. The options generally will become vested either: (i) 100% on the grant date; (ii) 100% on the first anniversary of the vesting commencement date; (iii) over three years, which 25%, 35% and 40% of the options vesting on the first, second and third anniversary of the vesting commencement date; or (iv) over four years, which 40%, 20%, 20% and 20% of the options vesting on the first, second, third and fourth anniversary of the vesting commencement date, respectively. Upon adoption of the 2019 Plan, terms were modified such that all options granted to the employees will not be exercisable until the completion of the Company’s IPO.

On September 1, 2019, the Company granted an additional 2,187,287 options under the 2019 Plan to certain executives. These options will not vest until the completion of an IPO and are subject to market conditions based on the Company’s market capitalization for a specified period subsequent to the IPO while the executives remain employed by the Company.

On January 1, 2020, the Company granted additional 243,032 options under the 2019 Plan to one executive vesting over four years with 20%, 20%, 30% and 30% of the options vesting on the first, second, third and fourth anniversary of the vesting commencement date, respectively, which is also subject to the completion of the initial public offering of the Company.

Subsequent to the completion of the IPO, the Company granted an additional 106,341 options under the 2019 Plan to certain executives. The options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date.

17.Share-Based Compensation (continued)

Employees

On April 19, 2021, the Company granted 785,917 options under the 2019 Plan to one executive vesting over two years with 40% of the grants vesting immediately on grant date and 30% of the options vesting on the first and second anniversary of the vesting commencement date, respectively.

In May 2021, the Company cancelled 2,187,287 options previously granted on September 1, 2019 to four executives. As a result, the Company immediately recognized the remaining share-based compensation expense of RMB10,296 (US$1,594) related to unvested share-based awards.

In May 2022, three executives withdrew exercises of 1,233,027 options.

As of December 31, 2023, all options under the 2019 Plan were exercised with waived price.

A summary of the option activities for employees under the 2019 Plan is as follows:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of December 31, 2020	5,933,032	0.08	5.29	41,992	8.1
Granted	785,917	0.0001	4.86	—	—
Canceled	(2,187,287)	0.0001	5.14	—	—
Exercised	(1,842,456)	0.17	5.46	—	—
Outstanding as of December 31, 2021	2,689,206	0.06	5.30	2,822	7.5
Exercise withdraw	1,233,027	0.15	5.13	—	—
Exercised	(127,580)	0.20	6.17	—	—
Outstanding as of December 31, 2022	3,794,653	0.05	5.22	1,300	6.3
Exercised	3,794,653	—	5.22	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Vested and expected to vest as of December 31, 2023	—	—	—	—	—
Exercisable at December 31, 2023	—	—	—	—	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2021, 2022 and 2023 and the option’s respective exercise price. For the year ended December 31, 2023, the total intrinsic value and unrecognized employee share-based compensation expenses related to unvested share-based awards was nil.

Non-employees

The Company granted options to certain non-employees under the 2017 Plan which are accounted for as equity awards. These options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date. Upon adoption of the 2019 Plan, terms were modified such that substantially all of the options granted to non-employees will not be exercisable until the completion of the Company’s IPO.

Subsequent to the completion of the IPO and to the end of December 31, 2020, the Company granted an additional 36,539 options under the 2019 Plan to certain non-employees. These options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date.

17.Share-Based Compensation (continued)

Non-employees (continued)

On April 19, 2021, the Company granted 1,047,890 options under the 2019 Plan to two non-employees vesting over two years with 40% of the grants vesting immediately on grant date and 30% of the options vesting on the first and second anniversary of the vesting commencement date, respectively.

In May 2022, the Company cancelled 723,738 options previously granted on December 18, 2018 to four non-employees. The Company has fully recognized share-based compensation expense of RMB27,620 (US$4,005) on the grant date.

In December 2023, the Company granted 1,644,576 options under the 2019 Plan to certain non-employee. These options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date.

As of December 31, 2023, all options under the 2019 Plan were exercised with waived price.

A summary of the option activities for non-employees under the 2019 Plan is as follows:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of December 31, 2020	2,418,883	0.21	5.24	17,748	8.0
Granted	1,047,890	0.0001	4.86	—	—
Exercised	(1,074,879)	0.46	5.13	—	—
Outstanding as of December 31, 2021	2,391,894	0.0001	5.12	2,655	8.0
Canceled	(723,738)	0.0001	5.32	—	—
Exercised	(367,462)	0.0001	4.86	—	—
Outstanding as of December 31, 2022	1,300,694	0.0001	5.08	556	7.2
Granted	1,644,576	0.0001	—	—	—
Exercised	(2,945,270)	0.00002	2.24	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Vested and expected to vest as of December 31, 2023	—	—	—	—	—
Exercisable as of December 31, 2023	—	—	—	—	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2021, 2022 and 2023 and the option’s respective exercise price. For the year ended December 31, 2023, the total intrinsic value and unrecognized employee share-based compensation expenses related to unvested share-based awards was nil.

Fair value of options

The Company estimated the fair value of options using the binomial-lattice option model, with the assistance from an independent third-party appraiser. The binomial-lattice option model requires the input of highly subjective assumptions, including the expected share price volatility and the expected exercise multiple. For expected volatilities, the Company referenced historical volatilities of several comparable companies. The suboptimal exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

17.Share-Based Compensation (continued)

Fair value of options (continued)

Prior to the IPO, the Group, with the assistance of an independent third-party valuation firm, estimated the fair value of the ordinary shares by using a discounted cash flow approach to determine the enterprise value of the Company, which was then allocated to the Company’s various classes of equity. Upon completion of the IPO the Group estimated the fair value of its ordinary shares by reference to the closing trading price of its ADS on each grant date.

The assumptions used to estimate the fair value of the options granted are as follow:

	For the year ended	For the year ended
	December 31, 2021	December 31, 2023
Risk-free interest rate	1.61%	4.0%
Expected volatility	33%	94.5%
Suboptimal exercise factor	2.5	2.5
Fair value per ordinary share	US$4.86	US$0.145
Expected dividend yield	—	—
Post-vesting forfeiture rate	—	—

The binomial-lattice option valuation model considered the contract lives of the options of 10 years.

The Company recognized RMB68,932, RMB19,762 and (RMB495) (US$70) of share-based compensation expense in general and administrative expenses for the years ended December 31, 2021, 2022 and 2023.